Income taxes - Deferred tax variation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of deferred tax variation
Opening balance	$ (5,622)	$ (6,692)	$ (8,378)
Deferred tax on income	455	387	1,941
Deferred tax on shareholders' equity	27	(490)	(21)
Changes in scope of consolidation	151	1,154	(370)
Currency translation adjustment	162	19	136
Closing balance	$ (4,827)	$ (5,622)	$ (6,692)